TYPE>			13F-HR
<PERIOD>		09/30/06
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, November 7, 2006


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $ 153,264,522


			Form 13 F information Table
				Title of		Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	   CUSIP      (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.			COM	G1150G111	2171	68475	SH		SOLE		68475	0	0
AFLAC Inc			COM	001055102	 595	13010	SH		SOLE		13010	0	0
AllianceBernstein Hold L.P.	COM	01881G106	2934	42525	SH		SOLE		42525	0	0
American Express Corp		COM	025816109	2137	38115	SH		SOLE		38115	0	0
American Int'l Group		COM	026874107	1380	20825	SH		SOLE		20825	0	0
American Science & Engineer	COM	029429107	 335	 6900	SH		SOLE		 6900	0	0
Amgen Inc.			COM	031162100	2231	31195	SH		SOLE		31195	0	0
Apple Computer, Inc.		COM	037833100	1772	23025	SH		SOLE		23025	0	0
Archer-Daniels-Midland Co	COM	039483102	1944	51325	SH		SOLE		51325	0	0
Armor Holdings, Inc.		COM	042260109	 881	15375	SH		SOLE		15375	0	0
AT&T Inc.			COM	00206R102	3189	97945	SH		SOLE		97945	0	0
Automatic Data Proces, Inc	COM	053015103	2068	43685	SH		SOLE		43685	0	0
B&G Foods, Inc.			COM	05508R205	629	33200	SH		SOLE		33200	0	0
BankAmerica Corp.		COM	060505104	1037	19350	SH		SOLE		19350	0	0
Barclays PLC ADR		ADR	06738E204	 904	17800	SH		SOLE		17800	0	0
Barr Laboratories, Inc.		COM	068306109	2142	41237	SH		SOLE		41237	0	0
Boston Scientific		COM	101137107	 509	34400	SH		SOLE		34400	0	0
BP P.L.C.		     SPON ADR	055622104	1377	20995	SH		SOLE		20995	0	0
Bristol-Myers Squibb Co.	COM	110122108	 895	35900	SH		SOLE		35900	0	0
C.R. Bard, Inc.			COM	067383109	1196	15950	SH		SOLE		15950	0	0
Cadbury Schweppes PLC		ADR	127209302	2306	53915	SH		SOLE		53915	0	0
Carnival Corporation	   PAIRED CTF	143658300	 635	13500	SH		SOLE		13500	0	0
Cedar Fair, L.P.		COM	150185106	 552	21000	SH		SOLE		21000	0	0
Celanese Corp Conv Perpt 4   PFD CV	150870202	 417	15050	SH		SOLE		15050	0	0
CharterMac		   SH BEN INT	160908109	 419	21000	SH		SOLE		21000	0	0
Chesapeake Energy Corp		COM	165167107	1041	35925	SH		SOLE		35925	0	0
ChevronTexaco Corp		COM	166764100	2282	35185	SH		SOLE		35185	0	0
Chunghwa Telecom Co., Ltd.   SPON ADR	17133Q205	 614	35450	SH		SOLE		35450	0	0
Cisco Systems Inc.		COM	17275R102	2259	98300	SH		SOLE		98300	0	0
CitiGroup			COM	172967101	3236	65150	SH		SOLE		65150	0	0
Citizens Communications Co	COM	17453B101	 309	22000	SH		SOLE		22000	0	0
Cogent, Inc.			COM	19239Y108	 342	24875	SH		SOLE		24875	0	0
Consolidated Comm Ho		COM	209034107	 391	20900	SH		SOLE		20900	0	0
Constellation Brands, Inc.	COM	21036P108	 446	15514	SH		SOLE		15514	0	0
Costco Wholesale Corp		COM	22160K105	1834	36920	SH		SOLE		36920	0	0
CVS Corp.			COM	126650100	2156	67120	SH		SOLE		67120	0	0
Devon Energy Corp		COM	25179M103	1324	20965	SH		SOLE		20965	0	0
Diageo PLC ADR		     SPON ADR	25243Q205	 995	14000	SH		SOLE		14000	0	0
Diamond Offshore Drill Inc	COM	25271C102	1359	18785	SH		SOLE		18785	0	0
Disney (Walt) Co.		COM	254687106	2199	71150	SH		SOLE		71150	0	0
Dominion Resources Inc.		COM	25746U109	 765	10005	SH		SOLE		10005	0	0
Dow Chemical Co			COM	260543103	 787	20200	SH		SOLE		20200	0	0
Eagle Bulk Shipping, Inc.	COM	Y2187A101	 570	35450	SH		SOLE		35450	0	0
Eli Lilly & Co.			COM	532457108	 645	11315	SH		SOLE		11315	0	0
EMC Corp			COM	268648102	1955   163200	SH		SOLE	       163200	0	0
Energy Transfer Partners, LP	COM	29273R109	 315	 6800	SH		SOLE		 6800	0	0
ENI S.p.A.		     SPON ADR	26874R108	 701	11775	SH		SOLE		11775	0	0
Enterprise Products Part L	COM	293792107	 663	24800	SH		SOLE		24800	0	0
Equity Residential	     SH BEN INT	29476L107	 647	12800	SH		SOLE		12800	0	0
Exxon Mobil Corp		COM	30231G102	 711	10589	SH		SOLE		10589	0	0
Finc'l Select Sect SPDR    SBI INT FINL	81369Y605	 544	15720	SH		SOLE		15720	0	0
First Energy Corp.		COM	337932107	 827	14800	SH		SOLE		14800	0	0
Fluor Corp			COM	343412102	1646	21405	SH		SOLE		21405	0	0
Fording Canadian Coal Trust   TR UNIT	345425102	 557	21000	SH		SOLE		21000	0	0
FPL Group, Inc.			COM	302571104	 996	22124	SH		SOLE		22124	0	0
General Electric Co.		COM	369604103	 761	21550	SH		SOLE		21550	0	0
GlaxoSmithKline PLC	     SPON ADR	37733W105	2719	51080	SH		SOLE		51080	0	0
Hartford Finl Services Gr	COM	416515104	 496	 5715	SH		SOLE		 5715	0	0
Harvest Energy Trust	      TR UNIT	41752X101	 500	18400	SH		SOLE		18400	0	0
Hess Corp 7% ACES Conv.	   PFD CV ACES	42809H206	 276	 2650	SH		SOLE		 2650	0	0
HSBC Holdings		     SPON ADR	404280406	 842	 9200	SH		SOLE		 9200	0	0
Inergy, L.P.		  UNIT LTD PTNR	456615103	 409	15000	SH		SOLE		15000	0	0
Intel Corp.			COM	458140100	1596	77565	SH		SOLE		77565	0	0
iShare Dow Jones Tran 	  TRANS AVE IDX	464287192	1400	17485	SH		SOLE		17485	0	0
iShare MSCI EAFE IndxFd  MSCI EAFE IDX	464287465	5395	79630	SH		SOLE		79630	0	0
iShare MSCI Emerg Mkt 	 MSCI EMERG MKT	464287234	1753	18120	SH		SOLE		18120	0	0
iShare MSCI Japan Indx	   MSCI Japan	464286848	3241   239339	SH		SOLE	       239339	0	0
iShare Rusell Midc Indx F  RUSEL MIDCAP	464287499	4857	52087	SH		SOLE		52087	0	0
J.P. Morgan Chase & Co.		COM	46625H100	2525	53765	SH		SOLE		53765	0	0
Kinder Morgan Mgmt, LLC		SHS	49455U100	 800	18955	SH		SOLE		18955	0	0
K-Sea Transport Partners,	COM	48268Y101	 630	18500	SH		SOLE		18500	0	0
L-3 Comm Holdings		COM	502424104	1621	20690	SH		SOLE		20690	0	0
Lance Inc.			COM	514606102	 808	36700	SH		SOLE		36700	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2430	32900	SH		SOLE		32900	0	0
Limited Brands, Inc.		COM	532716107	 234	 8850	SH		SOLE		 8850	0	0
Lowes Companies Inc.		COM	548661107	1821	64900	SH		SOLE		64900	0	0
Macerich Company		COM	554382101	 498	 6525	SH		SOLE		 6525	0	0
Mack-Cali Realty Corp		COM	554489104	 658	12700	SH		SOLE		12700	0	0
Macquarie Infrastructure Co	COM	55607X108	 829	26600	SH		SOLE		26600	0	0
Magellan Midstream Partn	COM	559080106	 679	18400	SH		SOLE		18400	0	0
McDonald's Corp.		COM	580135101	2256	57675	SH		SOLE		57675	0	0
MeadWestvaco Corp		COM	583334107	 689	26000	SH		SOLE		26000	0	0
Medtronic Inc.			COM	585055106	 361	 7765	SH		SOLE		 7765	0	0
Merrill Lynch & Co. Inc.	COM	590188108	2601	33255	SH		SOLE		33255	0	0
Microsoft Corp.			COM	594918104	2306	84310	SH		SOLE		84310	0	0
Nasdaq Stock Market, Inc.	COM	631103108	2388	78960	SH		SOLE		78960	0	0
Nice Systems, Ltd.	     SPON ADR	653656108	 776	28050	SH		SOLE		28050	0	0
Oil Service Holders Trust    DEPO RCPT	678002106	1415	10900	SH		SOLE		10900	0	0
Omnicare Cap Tr II 4% P	     PFD B TR	68214Q200	 231	 4000	SH		SOLE		 4000	0	0
Omnicare, Inc.			COM	681904108	1911	44350	SH		SOLE		44350	0	0
OSI Systems, Inc.		COM	671044105	 393	20050	SH		SOLE		20050	0	0
Pepsico, Inc.			COM	713448108	2278	34905	SH		SOLE		34905	0	0
Plum Creek Timber Co Inc.	COM	729251108	 562	16500	SH		SOLE		16500	0	0
PPG Industries, Inc.		COM	693506107	 832	12400	SH		SOLE		12400	0	0
R.R. Donnelley & Sons Co	COM	257867101	 901	27325	SH		SOLE		27325	0	0
Rayonier Inc.			COM	754907103	 770	20367	SH		SOLE		20367	0	0
Royal Bank of Scotland Grp    SPON ADR	780097788	 252	10500	SH		SOLE		10500	0	0
Sanofi-Aventis		      SPON ADR	80105N105	1817	40850	SH		SOLE		40850	0	0
Schering-Plough Corp. 6.00%    PFD CV	806605606	 510	 9170	SH		SOLE		 9170	0	0
Schlumberger Ltd.		COM	806857108	1475	23780	SH		SOLE		23780	0	0
Scottish Power PLC	      SPON ADR	81013T804	 815	16785	SH		SOLE		16785	0	0
Seagate Technology		SHS	G7945J104	1939	83975	SH		SOLE		83975	0	0
ServiceMaster Co		COM	81760N109	 884	78900	SH		SOLE		78900	0	0
Shaw Group, Inc.		COM	820280105	1310	55395	SH		SOLE		55395	0	0
Southern Peru Copper Corp	COM	84265V105	 916	 9900	SH		SOLE		 9900	0	0
Telecom Corp of New Zealand   SPON ADR	879278208	 421	18750	SH		SOLE		18750	0	0
Travelers Pty Casualty Co     NT CV JR	89420G307	 259	10500	SH		SOLE		10500	0	0
United Technologies Corp.	COM	913017109	2052	32385	SH		SOLE		32385	0	0
Univision Comm Inc.		CL A	914906102	2141	62350	SH		SOLE		62350	0	0
Verizon Communications	      COM UNT	92343V104	2991	80565	SH		SOLE		80565	0	0
Vulcan Materials Co		COM	929160109	2591	33115	SH		SOLE		33115	0	0
Waste Management, Inc.		COM	94106L109	1945	53020	SH		SOLE		53020	0	0
Wellpoint, Inc.			COM	94973V107	1425	18490	SH		SOLE		18490	0	0
Weyerhaeuser Company		COM	962166104	2589	42080	SH		SOLE		42080	0	0
Witness Systems, Inc.		COM	977424100	 716	40825	SH		SOLE		40825	0	0